Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Pioneer Series Trust V
Prospectus Date	rr_ProspectusDate	Dec. 06, 2013
Document Creation Date	dei_DocumentCreationDate	Jan. 08, 2014